Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock, par value	$ 0.000001	$ 0.000001
Cash and cash equivalents	3,488,978	3,343
Prepaid expenses	96,667
TOTAL CURRENT ASSETS	3,585,645	3,343
Computer	1,271	1,712
OTHER ASSETS		6,230
TOTAL ASSETS	3,586,916	11,142
Bridge Loan Payable - Stockholder and accrued interest		399,103
Accounts payable and accrued expenses	131,568	276,532
Derivative liability	516,757
TOTAL CURRENT LIABILITIES	648,325	678,358
Preferred stock, par value
Common stock at $.001 par value, 20,000,000 shares authorized; 7,613,338 shares issued and 6,613,338 outstanding for December 31, 2015 and 2014	831	7,613
Additional paid-in-capital	11,137,911	5,880,119
Accumulated deficit	(8,026,046)	(6,306,297)
Treasury stock, at cost $.001 par value, 1,000,000 shares, for December 31, 2015 and 2014		(100,000)
Accumulated other comprehensive loss	(174,108)	(148,651)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	2,938,591	(667,216)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 3,586,916	$ 11,142